UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America®
Investment portfolio

March 31, 2011
unaudited

Common stocks — 92.22%	Shares	Value (000)

ENERGY — 11.94%
Apache Corp.	2,240,000	$293,261
Baker Hughes Inc.	6,802,800	499,530
BG Group PLC	2,850,000	70,911
BP PLC	28,380,000	206,693
BP PLC (ADR)	2,800,000	123,592
Canadian Natural Resources, Ltd.	1,296,400	64,105
Chevron Corp.	6,480,000	696,146
ConocoPhillips	17,729,140	1,415,849
Devon Energy Corp.	2,690,000	246,861
Diamond Offshore Drilling, Inc.	2,025,000	157,343
Eni SpA	4,640,000	113,959
Eni SpA (ADR)	770,000	37,830
EOG Resources, Inc.	3,932,200	466,005
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	1,200,004
Royal Dutch Shell PLC, Class B	11,133,958	403,661
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	214,263
Schlumberger Ltd.	12,724,999	1,186,733
TOTAL SA	3,000,000	182,628
		7,579,374

MATERIALS — 3.50%
Akzo Nobel NV	425,000	29,200
ArcelorMittal	7,540,000	272,752
Barrick Gold Corp.	4,975,000	258,252
Dow Chemical Co.	30,392,500	1,147,317
MeadWestvaco Corp.	4,085,000	123,898
POSCO	136,000	62,610
Praxair, Inc.	999,500	101,549
United States Steel Corp.	4,160,000	224,391
		2,219,969

INDUSTRIALS — 10.58%
3M Co.	4,834,265	452,004
CSX Corp.	11,481,000	902,407
Danaher Corp.	1,730,000	89,787
Deere & Co.	2,800,000	271,292
General Dynamics Corp.	11,438,300	875,716
General Electric Co.	13,875,000	278,194
Illinois Tool Works Inc.	6,400,000	343,808
Lockheed Martin Corp.	2,590,820	208,302
Norfolk Southern Corp.	580,000	40,177
Pitney Bowes Inc.	350,551	9,006
R.R. Donnelley & Sons Co.	6,100,000	115,412
Raytheon Co.	2,399,800	122,078
Siemens AG	3,609,375	494,691
Southwest Airlines Co.	13,000,000	164,190
Tyco International Ltd.	2,115,000	94,688
Union Pacific Corp.	9,357,500	920,123
United Parcel Service, Inc., Class B	2,250,000	167,220
United Technologies Corp.	10,340,000	875,281
Waste Management, Inc.	7,850,700	293,145
		6,717,521

CONSUMER DISCRETIONARY — 10.64%
Best Buy Co., Inc.	4,500,000	129,240
Carnival Corp., units	3,600,000	138,096
CBS Corp., Class B	4,750,000	118,940
Comcast Corp., Class A	22,550,271	557,443
Comcast Corp., Class A, special nonvoting shares	3,000,000	69,660
Daimler AG1	960,000	67,822
DIRECTV, Class A1	6,500,000	304,200
General Motors Co.1	13,051,900	405,000
H&R Block, Inc.	2,315,000	38,753
Harley-Davidson, Inc.	3,500,000	148,715
Home Depot, Inc.	24,020,000	890,181
Honda Motor Co., Ltd.	6,650,000	249,835
Johnson Controls, Inc.	7,100,000	295,147
Kohl’s Corp.	4,200,000	222,768
Limited Brands, Inc.	5,042,743	165,805
Lowe’s Companies, Inc.	10,500,000	277,515
McDonald’s Corp.	7,150,000	544,044
News Corp., Class A	6,750,800	118,544
NIKE, Inc., Class B	3,578,100	270,862
Staples, Inc.	22,983,300	446,336
Target Corp.	5,515,000	275,805
Time Warner Cable Inc.	4,812,727	343,340
Time Warner Inc.	12,799,000	456,924
Toyota Motor Corp.	4,050,000	163,110
Toyota Motor Corp. (ADR)	715,000	57,379
		6,755,464

CONSUMER STAPLES — 10.10%
Altria Group, Inc.	19,134,200	498,063
Avon Products, Inc.	14,082,000	380,777
Coca-Cola Co.	2,303,300	152,824
Colgate-Palmolive Co.	1,500,000	121,140
ConAgra Foods, Inc.	5,521,100	131,126
CVS/Caremark Corp.	15,850,000	543,972
General Mills, Inc.	3,920,000	143,276
H.J. Heinz Co.	2,750,000	134,255
Kellogg Co.	1,000,000	53,980
Kimberly-Clark Corp.	1,500,000	97,905
Kraft Foods Inc., Class A	20,874,168	654,614
Molson Coors Brewing Co., Class B	5,925,000	277,823
PepsiCo, Inc.	13,141,500	846,444
Philip Morris International Inc.	34,193,500	2,244,120
Reynolds American Inc.	1,333,332	47,373
Sara Lee Corp.	5,000,000	88,350
		6,416,042

HEALTH CARE — 6.11%
Abbott Laboratories	16,483,200	808,501
Amgen Inc.1	4,370,792	233,619
Bayer AG	950,000	73,564
Boston Scientific Corp.1	68,146,175	489,971
Eli Lilly and Co.	5,595,000	196,776
Johnson & Johnson	600,000	35,550
Medtronic, Inc.	9,112,500	358,577
Merck & Co., Inc.	42,518,429	1,403,533
Novartis AG	663,000	35,961
Novartis AG (ADR)	921,556	50,087
Pfizer Inc	4,025,000	81,748
Roche Holding AG	760,000	108,560
		3,876,447

FINANCIALS — 8.25%
American International Group, Inc.1	141,955	4,988
AXA SA	3,250,000	67,914
Banco Santander, SA	51,513,548	598,057
Banco Santander, SA (ADR)	5,105,087	59,832
Bank of America Corp.	64,140,935	854,999
Bank of New York Mellon Corp.	7,885,012	235,525
BB&T Corp.	4,825,000	132,446
Capital One Financial Corp.	7,300,000	379,308
Citigroup Inc.1	102,350,000	452,387
Discover Financial Services	7,177,053	173,111
Genworth Financial, Inc., Class A1	8,962,401	120,634
HSBC Holdings PLC (ADR)	1,529,416	79,224
HSBC Holdings PLC (United Kingdom)	4,869,240	50,070
JPMorgan Chase & Co.	20,815,000	959,571
Moody’s Corp.	2,675,800	90,736
Société Générale	2,514,523	163,390
State Street Corp.	2,008,700	90,271
Wells Fargo & Co.	22,990,000	728,783
		5,241,246

INFORMATION TECHNOLOGY — 20.79%
Accenture PLC, Class A	3,650,000	200,641
Analog Devices, Inc.	5,726,900	225,525
Apple Inc.1	1,430,000	498,283
Applied Materials, Inc.	12,495,000	195,172
Automatic Data Processing, Inc.	4,023,043	206,422
Canon, Inc.	770,000	33,510
Cisco Systems, Inc.	11,420,400	195,860
Corning Inc.	33,369,820	688,419
Flextronics International Ltd.1	15,500,000	115,785
Google Inc., Class A1	1,535,030	899,850
Hewlett-Packard Co.	22,040,000	902,979
Intel Corp.	48,164,700	971,482
International Business Machines Corp.	4,135,000	674,294
KLA-Tencor Corp.	6,726,900	318,653
Linear Technology Corp.	8,320,000	279,802
MasterCard Inc., Class A	1,293,901	325,701
Maxim Integrated Products, Inc.	2,757,700	70,597
Microsoft Corp.	92,365,800	2,342,397
Nokia Corp.	24,200,000	206,978
Nokia Corp. (ADR)	5,652,400	48,102
Oracle Corp.	45,865,000	1,530,515
QUALCOMM Inc.	9,612,000	527,026
SAP AG	1,070,000	65,509
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000,000	36,012
Telefonaktiebolaget LM Ericsson, Class B	12,750,000	164,428
Texas Instruments Inc.	22,825,000	788,832
Xilinx, Inc.	6,454,500	211,708
Yahoo! Inc.1	28,491,520	474,384
		13,198,866

TELECOMMUNICATION SERVICES — 5.64%
AT&T Inc.	89,966,900	2,752,987
Deutsche Telekom AG	8,515,000	131,173
France Télécom SA	6,220,000	139,365
Qwest Communications International Inc.	74,956,800	511,955
Verizon Communications Inc.	1,250,000	48,175
		3,583,655

UTILITIES — 3.34%
Dominion Resources, Inc.	10,623,824	474,885
Exelon Corp.	7,610,600	313,861
FirstEnergy Corp.	6,443,500	238,990
GDF SUEZ	16,595,324	676,168
NextEra Energy, Inc.	300,000	16,536
Public Service Enterprise Group Inc.	10,000,000	315,100
RWE AG	1,300,000	82,805
		2,118,345

MISCELLANEOUS — 1.33%
Other common stocks in initial period of acquisition		843,856

Total common stocks (cost: $44,833,305,000)		58,550,785

	Principal amount
Preferred securities — 0.19%	(000)

FINANCIALS — 0.19%
JPMorgan Chase & Co., Series I, 7.90%2	$62,936	69,097
Société Générale 5.922%2,3	24,955	23,612
Wells Fargo & Co., Series K, 7.98%2	23,667	26,034

Total preferred securities (cost: $100,197,000)		118,743

Warrants — 0.00%	Shares

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,4	3,071,428	—

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		843

Total warrants (cost: $13,004,000)		843

Convertible securities — 0.60%	Shares

CONSUMER DISCRETIONARY — 0.33%
General Motors Co., Series B, 4.75% convertible preferred 2013	4,199,850	202,433
Johnson Controls, Inc. 11.50% convertible preferred 2012, units4	35,000	7,068
		209,501

FINANCIALS — 0.04%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	18,911
Fannie Mae 5.375% convertible preferred 20321	820	4,510
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred1	1,218,000	1,060
		24,481

MISCELLANEOUS — 0.23%
Other convertible securities in initial period of acquisition		148,547

Total convertible securities (cost: $713,935,000)		382,529

	Principal amount
Bonds & notes — 0.74%	(000)

ENERGY — 0.01%
Chevron Corp. 4.95% 2019	$5,000	5,526

MATERIALS — 0.01%
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,975

INDUSTRIALS — 0.07%
Burlington Northern Santa Fe LLC 5.75% 2018	5,000	5,580
CSX Corp. 6.25% 2015	5,000	5,658
Honeywell International Inc. 5.00% 2019	4,090	4,430
Norfolk Southern Corp. 5.75% 2018	2,500	2,807
Raytheon Co. 4.40% 2020	3,055	3,103
Union Pacific Corp. 5.125% 2014	5,000	5,429
Union Pacific Corp. 6.125% 2020	5,000	5,745
United Technologies Corp. 4.50% 2020	5,475	5,708
Waste Management, Inc. 6.375% 2015	5,000	5,671
		44,131

CONSUMER DISCRETIONARY — 0.04%
Comcast Corp. 6.30% 2017	5,120	5,790
Kohl’s Corp. 6.25% 2017	3,500	4,015
News America Inc. 6.90% 2019	5,000	5,836
Staples, Inc. 9.75% 2014	7,500	9,010
		24,651

CONSUMER STAPLES — 0.02%
British American Tobacco International Finance PLC 9.50% 20183	5,000	6,623
Kraft Foods Inc. 2.625% 2013	5,110	5,232
Tesco PLC 5.50% 20173	2,506	2,783
		14,638

HEALTH CARE — 0.04%
Abbott Laboratories 5.125% 2019	2,500	2,706
Aetna Inc. 5.75% 2011	1,961	1,982
Boston Scientific Corp. 6.00% 2020	250	262
Boston Scientific Corp. 6.25% 2015	862	929
Cardinal Health, Inc. 5.80% 2016	2,905	3,233
Novartis Securities Investment Ltd. 5.125% 2019	2,500	2,711
Pfizer Inc 6.20% 2019	2,500	2,885
Roche Holdings Inc. 5.00% 20143	3,175	3,461
Roche Holdings Inc. 6.00% 20193	2,500	2,838
WellPoint, Inc. 7.00% 2019	4,200	4,986
		25,993

FINANCIALS — 0.11%
Boston Properties, Inc. 5.875% 2019	5,000	5,438
Citigroup Inc. 4.587% 2015	1,387	1,436
Citigroup Inc. 6.125% 2017	5,000	5,456
Northern Trust Corp. 4.625% 2014	2,650	2,864
Regions Bank 7.50% 2018	4,350	4,605
Regions Financial Corp. 6.375% 2012	23,540	24,278
Regions Financial Corp. 7.75% 2014	13,082	14,140
Simon Property Group, LP 4.20% 2015	2,600	2,737
Simon Property Group, LP 5.25% 2016	5,875	6,396
SLM Corp., Series A, 5.125% 2012	1,000	1,032
		68,382

INFORMATION TECHNOLOGY — 0.01%
Cisco Systems, Inc. 4.95% 2019	5,000	5,376

TELECOMMUNICATION SERVICES — 0.03%
AT&T Inc. 4.85% 2014	5,000	5,411
Verizon Communications Inc. 5.55% 2014	10,000	10,987
Vodafone Group PLC 5.625% 2017	2,500	2,766
		19,164

MORTGAGE-BACKED OBLIGATIONS5 — 0.14%
Fannie Mae 3.50% 2025	5,786	5,811
Fannie Mae 4.00% 2025	11,750	12,100
Fannie Mae 4.00% 2041	14,937	14,724
Fannie Mae 4.50% 2040	12,782	13,030
Fannie Mae 6.00% 2037	31,479	34,244
Fannie Mae 6.00% 2038	5,683	6,180
		86,089

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.26%
Federal Home Loan Bank 0.50% 2011	23,140	23,155
Federal Home Loan Bank 3.625% 2013	50,000	53,054
Freddie Mac 2.125% 2012	10,000	10,210
U.S. Treasury 1.25% 2014	10,000	10,007
U.S. Treasury 1.25% 2015	8,000	7,738
U.S. Treasury 2.50% 20166	5,452	6,196
U.S. Treasury 4.00% 2018	10,000	10,700
U.S. Treasury 4.125% 2015	10,000	10,920
U.S. Treasury 4.50% 2039	2,500	2,500
U.S. Treasury 6.125% 2027	5,000	6,178
U.S. Treasury 8.00% 2021	20,000	27,939
		168,597

Total bonds & notes (cost: $439,497,000)		467,522

Short-term securities — 5.93%

Abbott Laboratories 0.16% due 5/31/20113	33,100	33,092
Campbell Soup Co. 0.20% due 5/6/20113	1,000	1,000
Coca-Cola Co. 0.16%–0.24% due 5/5–7/26/20113	347,886	347,697
Fannie Mae 0.14%–0.492% due 4/11–8/23/2011	522,000	521,717
Federal Farm Credit Banks 0.19%–0.24% due 6/3–11/8/2011	136,700	136,620
Federal Home Loan Bank 0.16%–0.452% due 4/4–12/6/2011	428,650	428,180
Freddie Mac 0.15%–0.422% due 4/6–12/1/2011	1,051,347	1,050,768
Hewlett-Packard Co. 0.15% due 4/18/20113	10,000	9,999
Johnson & Johnson 0.19% due 7/14/20113	46,000	45,975
JPMorgan Chase & Co. 0.21%–0.24% due 5/19–6/13/2011	88,700	88,657
Jupiter Securitization Co., LLC 0.21% due 4/12/20113	76,000	75,995
NetJets Inc. 0.17% due 4/4/20113	13,800	13,800
Private Export Funding Corp. 0.24%–0.25% due 5/4–5/6/20113	100,700	100,682
Procter & Gamble International Funding S.C.A. 0.13% due 4/14/20113	14,600	14,599
Straight-A Funding LLC 0.25% due 4/1–5/2/20113	117,200	117,187
U.S. Treasury Bills 0.14%–0.278% due 4/21/2011–1/12/2012	781,700	781,358

Total short-term securities (cost: $3,766,749,000)		3,767,326

Total investment securities (cost: $49,866,687,000)		63,287,748
Other assets less liabilities		202,709

Net assets		$63,490,457

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $799,343,000, which represented 1.26 % of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,068,000, which represented .01% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Energy	$7,579,374	$—	$—	$7,579,374
Materials	2,219,969	—	—	2,219,969
Industrials	6,717,521	—	—	6,717,521
Consumer discretionary	6,755,464	—	—	6,755,464
Consumer staples	6,416,042	—	—	6,416,042
Health care	3,876,447	—	—	3,876,447
Financials	5,241,246	—	—	5,241,246
Information technology	13,198,866	—	—	13,198,866
Telecommunication services	3,583,655	—	—	3,583,655
Utilities	2,118,345	—	—	2,118,345
Miscellaneous	843,856	—	—	843,856
Preferred securities	—	118,743	—	118,743
Warrants	843	—	—	843
Convertible securities	300,209	82,320	—	382,529
Bonds & notes	—	467,522	—	467,522
Short-term securities	—	3,767,326	—	3,767,326
Total	$58,851,837	$4,435,911	$—	$63,287,748

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$16,895,802
Gross unrealized depreciation on investment securities	(3,453,284)
Net unrealized appreciation on investment securities	13,442,518
Cost of investment securities for federal income tax purposes	49,845,230

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-904-0511O-S25580

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 27, 2011

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 27, 2011